20. Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	R$ 1,078,204	R$ 1,173,075	R$ 1,082,214
Additional provisions	162,859	128,447	245,403
Interest and inflation adjustment	124,057	148,336	199,117
Use of the accrual	(244,077)	(250,862)	(147,524)
Amounts not used (reversal)	(228,181)	(120,792)	(206,135)
Provisions, ending	892,862	1,078,204	1,173,075
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	438,619	572,210	561,061
Additional provisions	29,732	26,642	109,540
Interest and inflation adjustment	40,749	44,805	95,459
Use of the accrual	(141,421)	(138,466)	(87,334)
Amounts not used (reversal)	(77,030)	(66,572)	(106,516)
Provisions, ending	290,649	438,619	572,210
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	332,037	332,667	296,660
Additional provisions	36,100	23,017	12,885
Interest and inflation adjustment	21,161	36,888	43,679
Use of the accrual	(308,253)	(39,433)	(20,018)
Amounts not used (reversal)	(13,060)	(21,102)	(539)
Provisions, ending	67,985	332,037	332,667
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	114,544	131,286	124,833
Additional provisions	22,578	13,517	20,638
Interest and inflation adjustment	12,939	12,057	19,940
Use of the accrual	(16,146)	(19,975)	(8,080)
Amounts not used (reversal)	(35,613)	(22,341)	(26,045)
Provisions, ending	98,302	114,544	131,286
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	77,100	69,898	62,812
Additional provisions	10,763	6,877	20,716
Interest and inflation adjustment	4,157	7,392	14,265
Use of the accrual	(2,490)	(259)	(4,621)
Amounts not used (reversal)	(26,195)	(6,808)	(23,274)
Provisions, ending	63,335	77,100	69,898
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	299,842	285,413	283,991
Additional provisions	83,499	55,106	51,408
Interest and inflation adjustment	32,290	38,861	29,419
Use of the accrual	(44,900)	(43,498)	(37,072)
Amounts not used (reversal)	(67,796)	(36,040)	(42,333)
Provisions, ending	302,935	299,842	285,413
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	160,446	150,084	83,520
Additional provisions	33,392	32,377	68,485
Interest and inflation adjustment	18,294	16,156	23,508
Use of the accrual	(115)	(24,585)	0
Amounts not used (reversal)	(41,598)	(13,586)	(25,429)
Provisions, ending	170,419	160,446	150,084
Subtotal
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	1,422,588	1,541,558	1,412,877
Additional provisions	216,064	157,536	283,672
Interest and inflation adjustment	129,590	156,159	226,270
Use of the accrual	(513,325)	(266,216)	(157,125)
Amounts not used (reversal)	(261,292)	(166,449)	(224,136)
Provisions, ending	993,625	1,422,588	1,541,558
Escrow deposits
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	(344,384)	(368,483)	(330,663)
Additional provisions	(53,205)	(29,089)	(38,269)
Interest and inflation adjustment	(5,533)	(7,823)	(27,153)
Use of the accrual	269,248	15,354	9,601
Amounts not used (reversal)	33,111	45,657	18,001
Provisions, ending	R$ (100,763)	R$ (344,384)	R$ (368,483)